Basis of Presentation	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Our accompanying unaudited, condensed, consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) for interim financial information and in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the disclosures required by GAAP for annual financial statements as permitted under applicable rules and regulations. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included. The results of operations for the nine months ended September 30, 2016 are not necessarily indicative of the results to be expected for the full year ending December 31, 2016. The year end condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by GAAP. For further information, refer to our audited consolidated financial statements and notes thereto included in our 2015 Annual Report on Form 10-K.

2.	Basis of Presentation, continued

The preparation of our condensed, consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in our condensed, consolidated financial statements and notes thereto. Actual results could differ from those estimates.